Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life	12 Months Ended
Dec. 31, 2022
Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life [Line Items]
Depreciation is calculated on a straight-line basis	15 years
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life [Line Items]
Depreciation is calculated on a straight-line basis	6 years
Computers and peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life [Line Items]
Depreciation is calculated on a straight-line basis	33 years
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life [Line Items]
Leasehold improvements	See below
Bottom of range [Member] | Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life [Line Items]
Depreciation is calculated on a straight-line basis	15 years
Bottom of range [Member] | Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life [Line Items]
Depreciation is calculated on a straight-line basis	6 years
Top of range [Member] | Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life [Line Items]
Depreciation is calculated on a straight-line basis	20 years
Top of range [Member] | Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life [Line Items]
Depreciation is calculated on a straight-line basis	20 years